Earnings per $0.25 Ordinary Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per $0.25 Ordinary Share
Profit for the year attributable to equity holders ($m)	$ 112	$ 3,196	$ 1,335
Basic earnings per Ordinary Share (in dollars per share)	$ 0.08	$ 2.44	$ 1.03
Diluted earnings per Ordinary Share (in dollars per share)	$ 0.08	$ 2.44	$ 1.03
Weighted average number of Ordinary Shares in issue for basic earnings (millions)	1,418	1,312	1,301
Dilutive impact of share options outstanding (millions)	9	1
Diluted weighted average number of Ordinary Shares in issue (millions)	1,427	1,313	1,301